UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER Page

Report for the Calendar Year or Quarter Ended:     March 31, 2013

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):     [  ] is a restatement.

                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Warburg Pincus LLC
Address:       450 Lexington Avenue
               New York, NY 10017-3147

Form 13F File Number: 28-14208

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Scott A. Arenare, Esq.
Title:         Managing Director and General Counsel
Phone:         (212) 878-0600

Signature, Place, and Date of Signing:
/s/   Scott A. Arenare             New York, NY          May 13, 2013
----------------------             ------------          ------------
    [Signature]                    [City, State]           [Date]

Report Type (Check only one):

[X]      13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manger are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     7,134,978
                                           (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number               Name

     1            28-04826                           Warburg Pincus & Co.

*  The positions reported below are held, directly or indirectly, by one or more entities engaged in the private equity business.

Column 1                    Column 2     Column 3    Column 4    Column 5                 Column 6   Column 7    Column 8
NAME OF ISSUER              TITLE OF      CUSIP       VALUE     SHRS/PRN      SH/  PUT/  INVESTMENT  OTHER        VOTING
                             CLASS                   (x$1000)      AMT        PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None
BRIDGEPOINT ED. INC.        COM          10807M105     353,848   34,589,220   SH         SHARED-OTHER  1             34,589,220
BUILDERS FIRSTSOURCE, INC.  COM          12008R107     145,699   24,863,266   SH         SHARED-OTHER  1             24,863,266
CERES, INC.                 COM          156773103       8,564    2,460,807   SH         SHARED-OTHER  1              2,460,807
CHINA BIOLOGIC PRODS.,
INC.                        COM          16938C106     218,409    7,876,280   SH         SHARED-OTHER  1              7,876,280
FIDELITY NATL. INFORMATION
SV., INC.                   COM          31620M106          40        1,000   SH         SHARED-OTHER  1                  1,000
INTERMUNE, INC.             COM          45884X103         149       16,481   SH         SHARED-OTHER  1                 16,481
KOSMOS ENERGY LIMITED       SHS          G5315B107   1,548,226  137,011,151   SH         SHARED-OTHER  1            137,011,151
LAREDO PETROLEUM HOLDINGS,
INC.                        COM          516806106   1,600,542   87,509,117   SH         SHARED-OTHER  1             87,509,117
MBIA INC.                   COM          55262C100     474,056   46,159,252   SH         SHARED-OTHER  1             46,159,252
NATIONAL PENN BANCSHARES
INC.                        COM          637138108     276,680   25,882,172   SH         SHARED-OTHER  1             25,882,172



*  The positions reported below are held, directly or indirectly, by one or more entities engaged in the private equity business.

NUANCE COMM. INC.[1]        COM          67020Y100     940,807   46,620,769   SH         SHARED-OTHER  1             46,620,769
PRIMERICA, INC.             COM          74164M108      81,577    2,488,621   SH         SHARED-OTHER  1              2,488,621
RDA MICRO-ELECTRONICS,
INC.[2]                     SPONS ADR    749394102     243,792   26,355,942   SH         SHARED-OTHER  1             26,355,942
7 DAYS GROUP HOLDINGS
LIMITED[3]                  ADR          81783J101     107,477    8,002,773   SH         SHARED-OTHER  1              8,002,773
STERLING FINL. CORP. WASH.  COM NEW      859319303     280,844   12,948,107   SH         SHARED-OTHER  1             12,948,107
SYNUTRA INTL. INC.[4]       COM          87164C102      91,163   19,396,297   SH         SHARED-OTHER  1             19,396,297
TARGA RES. CORP             COM          87612G101     179,644    2,643,385   SH         SHARED-OTHER  1              2,643,385
TORNIER N.V.                SHS          N87237108     348,571   18,491,809   SH         SHARED-OTHER  1             18,491,809


-----------------------
1 The Nuance Communications, Inc. information reported includes 3,562,238 shares of Series B convertible preferred stock which converts into an equal number of common shares.

2 The RDA Micro-electronics, Inc. information reported consists of 143,135,652 Ordinary Shares directly held which are convertible into 23,855,942 SPONS ADR's and 15,000,000 Ordinary Shares indirectly held which are convertible into 2,500,000 SPONS ADR's.

3 The 7 Days Group Holdings Limited information reported consists of 24,008,321 Ordinary Shares convertible into 8,002,773 ADR's.

4 The Synutra International, Inc. information reported includes 22,691,798 shares of common stock issuable as of March 31, 2013 pursuant to an exchangeable note.



*  The positions reported below are held, directly or indirectly, by one or more entities engaged in the private equity business.

WEBSTER FINL. CORP. CONN.   COM          947890109     212,150   8,744,850    SH         SHARED-OTHER  1              8,744,850
XUEDA ED. GROUP[5]          SPONS ADR    98418W109      22,740   7,312,000    SH         SHARED-OTHER  1              7,312,000


-----------------------
5 The Xueda Ed. Group information reported includes 12,624,000 Ordinary Shares convertible into 6,312,000 SPONS ADR's.
